Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax [Abstract]
Current	$ 32	$ 3,446	$ 95
Previous year	1,054
Deferred		(423)	995
Income tax expenses	$ 1,086	$ (170)	$ (4)